Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial information of geographical area [Line Items]
Operating income	₩ 5,046,250	₩ 4,499,414	₩ 3,830,026
Non-current assets	10,130,652	7,798,840
Domestic
Financial information of geographical area [Line Items]
Operating income	4,378,239	4,023,916	3,504,780
Non-current assets	9,816,600	7,597,266
Overseas
Financial information of geographical area [Line Items]
Operating income	668,011	475,498	₩ 325,246
Non-current assets	₩ 314,052	₩ 201,574